Taxation - Reconciliation Between Statutory Enterprise Income Tax Rate and Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation between the statutory EIT rate and the effective tax rate
Statutory EIT rate	25.00%	25.00%	25.00%
Change of tax position			(2.40%)
Effect of tax holidays	(6.80%)	(10.80%)	(9.60%)
Effect of non-deductible expenses	4.70%	3.00%	7.90%
Effect of research and development tax credit	(6.10%)	(2.10%)	(6.80%)
Changes in valuation allowance	0.60%	0.10%	(0.30%)
Tax rate difference from statutory rate in other jurisdictions and others	2.30%	0.50%	(0.60%)
Effective tax rate for the Group	19.70%	15.70%	13.20%